SHAREHOLDERS’ EQUITY	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 11 — SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was established by founding shareholders under the laws of the Cayman Islands on with ordinary shares authorized 5,000,000, $0.01 par value, 88,000 ordinary shares issued and outstanding on October 6, 2016.

From June 2017 till February 17, 2022, the Company issued 1,058,117 shares to different shareholders. As of September 30, 2024, 2023 and 2022, 1,146,117 ordinary shares were issued and outstanding.

On March 31, 2025, the authorized share capital of the Company was changed from US$50,000.00 divided into 5,000,000 ordinary shares of par value of US$0.01 each, to US$50,000.00 divided into 100,000,000 Class A Ordinary Shares and 25,000,000 Class B Ordinary Shares. On the same day, with effect a 1:25 stock forward split and re-designation and re-classification of shares, the Company’s total issued and outstanding shares of Class A and Class B were 16,191,700 shares and 12,461,225 shares, respectively.

Each fully paid Class A Ordinary Share shall be entitled to one (1) vote on all matters subject to the vote at general meetings of the Company, and each fully paid Class B Ordinary Share shall be entitled to twenty (20) votes on all matters subject to the vote at general meetings of the Company. Class A and Class B Ordinary Shares have equal rights in dividends and residual net assets on a per share basis. Additionally, Class B Ordinary Shares are convertible into Class A Ordinary Shares on a one-to-one basis at the option of the holder or automatically upon transfer to a non-affiliate.

On June 6, 2025, the Company took effect a share surrendering, to surrender 45 shares out of every 100 shares. Immediately after the share surrendering, the Company’s total issued and outstanding shares of Class A and Class B were 8,905,435 shares and 6,853,674 shares, respectively.

On September 18, 2025, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Kingswood Capital Partners, LLC as representative of the underwriters (the “Representative”), relating to the Company’s IPO of 2,300,000 Class A ordinary shares, par value $0.0004 per share, which included the Representative’s full exercise of its over-allotment option.

On September 22, 2025, the Company closed the IPO. The Ordinary Shares were priced at $4.00 per share, and the offering was conducted on a firm commitment basis. The Ordinary Shares were previously approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “PLTS” on September 19, 2025.

The above-mentioned share split and surrender of both Class A and Class B Ordinary Shares have been accounted for on a retroactive basis and reflected in the comparative financial information presented in these consolidated financial statements.

Statutory reserve and restricted net assets

As stipulated by relevant PRC laws and regulations, the Company’s subsidiaries and affiliated entities in the mainland PRC (exclusive of Hong Kong) must take appropriations from tax profit to non-distributive funds. These reserves include general reserve and the development reserve.

The statutory reserve requires annual appropriation 10% of after-tax profits at each year-end until the balance reaches 50% of a mainland PRC company’s registered capital. Other reserve is set aside at the Company’s discretion. These reserves can only be used for general enterprise expansion and are not distributable as cash dividends. No general reserve were provided as of September 30, 2024. As the Platinum HK and Platinum SH were disposed on January 10, 2025, the general reserve requirements are no longer applicable to these entities. Consequently, no further appropriations to the general reserve will be recognized for these companies following the completion of the disposal.

Because the Company’s operating subsidiary in the mainland PRC can only be paid out of distributable profits reported in accordance with mainland PRC accounting standards, the Company’s operating subsidiary in the mainland PRC was restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Company’s entity in the mainland PRC. Consequent to the disposal of Platinum SH on January 10, 2025, the Company ceased to hold any operating subsidiaries in the mainland PRC subject to statutory reserve requirements. Accordingly, the aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the mainland PRC entity not available for distribution was $nil as of September 30, 2025, compared to $2,985,000 as of September 30, 2024.